Note 2 - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net income available to common stockholders:
Basic	$ 14,967	$ 14,128
Diluted	$ 14,967	$ 14,128
Weighted average shares outstanding:
Basic (in shares)	47,209,780	46,717,359
Stock awards (in shares)	840,259	1,651,006
Diluted (in shares)	48,050,039	48,368,365
Net income available to common stockholders per common share:
Basic (in dollars per share)	$ 0.32	$ 0.30
Diluted (in dollars per share)	$ 0.31	$ 0.29